Segmented Information - Summary (Details) $ in Millions	12 Months Ended
	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 CAD ($) item	Dec. 31, 2022
Revenues and Other Income
Gross revenues	$ 54,881	$ 52,206
Less: Royalties	(4,192)	(3,114)
Operating revenues, net of royalties	50,689	49,092
Other income (loss)	445	1,654
Total Revenues and Other Income	51,134	50,746
Expenses
Purchases of crude oil and products	19,115	18,215
Operating, selling and general	13,059	13,383
Transportation and distribution	1,842	1,775
Depreciation, depletion, amortization and impairment	6,954	6,435
Exploration	92	74
Gain on disposal of assets	(25)	(992)
Financing expenses	1,910	1,267
Total Expenses	42,947	40,157
Earnings (Loss) before Income Taxes	8,187	10,589
Income Tax Expense (Recovery)
Current	2,465	1,734
Deferred	(294)	560
Total Income Tax Expense (Recovery)	2,171	2,294
Net Earnings	6,016	8,295
Capital and Exploration Expenditures	6,483	5,828
Capital expenditures classified as assets held for sale		$ 108
Fort Hills
Segmented Information
Number of acquisitions of additional interest | item		2
Ownership interest (as percent)		100.00%	54.11%
Operating segments | Oil Sands
Revenues and Other Income
Gross revenues	20,818	$ 18,569
Intersegment revenues	8,442	7,466
Less: Royalties	(3,645)	(2,623)
Operating revenues, net of royalties	25,615	23,412
Other income (loss)	176	1,469
Total Revenues and Other Income	25,791	24,881
Expenses
Purchases of crude oil and products	2,559	1,935
Operating, selling and general	9,428	9,329
Transportation and distribution	1,225	1,213
Depreciation, depletion, amortization and impairment	5,134	4,902
Exploration	86	60
Gain on disposal of assets	(15)	(39)
Financing expenses	767	670
Total Expenses	19,184	18,070
Earnings (Loss) before Income Taxes	6,607	6,811
Income Tax Expense (Recovery)
Capital and Exploration Expenditures	4,340	4,096
Operating segments | Exploration and Production
Revenues and Other Income
Gross revenues	2,798	2,689
Less: Royalties	(547)	(491)
Operating revenues, net of royalties	2,251	2,198
Other income (loss)	16	10
Total Revenues and Other Income	2,267	2,208
Expenses
Operating, selling and general	524	475
Transportation and distribution	89	76
Depreciation, depletion, amortization and impairment	707	483
Exploration	6	14
Gain on disposal of assets		(600)
Financing expenses	74	69
Total Expenses	1,400	517
Earnings (Loss) before Income Taxes	867	1,691
Income Tax Expense (Recovery)
Capital and Exploration Expenditures	907	668
Operating segments | Refining and Marketing
Revenues and Other Income
Gross revenues	31,266	30,959
Intersegment revenues	75	109
Operating revenues, net of royalties	31,341	31,068
Other income (loss)	255	224
Total Revenues and Other Income	31,596	31,292
Expenses
Purchases of crude oil and products	24,915	23,867
Operating, selling and general	2,466	2,558
Transportation and distribution	566	521
Depreciation, depletion, amortization and impairment	996	934
Gain on disposal of assets	(8)	(28)
Financing expenses	65	57
Total Expenses	29,000	27,909
Earnings (Loss) before Income Taxes	2,596	3,383
Income Tax Expense (Recovery)
Capital and Exploration Expenditures	1,190	1,002
Corporate and eliminations
Revenues and Other Income
Gross revenues	(1)	(11)
Intersegment revenues	(8,517)	(7,575)
Operating revenues, net of royalties	(8,518)	(7,586)
Other income (loss)	(2)	(49)
Total Revenues and Other Income	(8,520)	(7,635)
Expenses
Purchases of crude oil and products	(8,359)	(7,587)
Operating, selling and general	641	1,021
Transportation and distribution	(38)	(35)
Depreciation, depletion, amortization and impairment	117	116
Gain on disposal of assets	(2)	(325)
Financing expenses	1,004	471
Total Expenses	(6,637)	(6,339)
Earnings (Loss) before Income Taxes	(1,883)	(1,296)
Income Tax Expense (Recovery)
Capital and Exploration Expenditures	$ 46	$ 62